Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of outstanding derivative instruments
The fair value of our outstanding derivative instruments as of December 31, 2013 and 2012 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$15	$1	$121	$56
Foreign exchange contracts not designated as hedging instruments	29	43	30	30
Other contracts not designated as hedging instruments	—	11	—	—
Total fair value of derivative instruments	$44	$55	$151	$86

Summary of activity of derivative contracts that qualify for hedge accounting and the impact of designated derivative contrqacts on accumulated other comprehensive income
The following table summarizes the activity of derivative contracts that qualify for hedge accounting as of December 31, 2013 and 2012, and the impact of designated derivative contracts on accumulated other comprehensive income for the years ended December 31, 2013 and 2012:

	December 31, 2012	Amount of gain (loss) recognized in other comprehensive income (effective portion)	Amount of gain (loss) reclassified from accumulated other comprehensive income to net revenue and operating expense (effective portion)	December 31, 2013
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$(55)	(65)	(14)	$(106)

	December 31, 2011	Amount of gain (loss) recognized in other comprehensive income (effective portion)	Amount of gain (loss) reclassified from accumulated other comprehensive income to net revenue and operating expense (effective portion)	December 31, 2012
	(In millions)
Foreign exchange contracts designated as cash flow hedges	$72	(54)	73	$(55)

Schedule of location in financial statements of recognized gains or losses related to derivative instruments
The following table provides the location in our financial statements of the recognized gains or losses related to our derivative instruments:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Foreign exchange contracts designated as cash flow hedges recognized in net revenues	$(4)	$44	$(26)
Foreign exchange contracts designated as cash flow hedges recognized in operating expenses	(9)	16	(7)
Foreign exchange contracts not designated as hedging instruments recognized in interest and other, net	14	—	(5)
Other contracts not designated as hedging instruments recognized in interest and other, net	—	3	(1)
Total gain (loss) recognized from derivative contracts in the consolidated statement of income	$1	$63	$(39)